Tangible assets	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Tangible assets	Tangible assets
a) Changes
The changes in Tangible assets in the consolidated balance sheets were as follows:

EUR million
	Tangible assets				Of which: For leasing
	For own use	Leased out under an operating lease	Investment property	Total	For own use	Leased out under an operating lease	Investment property	Total
Cost
Balances at 1 January 2020	27,108	24,454	1,450	53,012	5,686	—	—	5,686
Additions / disposals (net) due to change in the scope of consolidation	(16)	1,082	7	1,073	(37)	—	—	(37)
Additions / disposals (net)	827	512	(29)	1,310	(1,339)	—	—	(1,339)
Transfers, exchange differences and other items	(3,023)	(1,844)	32	(4,835)	(362)	—	—	(362)
Balance at 31 December 2020	24,896	24,204	1,460	50,560	3,948	—	—	3,948
Additions / disposals (net) due to change in the scope of consolidation	66	(257)	—	(191)	1	—	—	1
Additions / disposals (net)	781	(1,076)	(64)	(359)	96A	—	—	96
Transfers, exchange differences and other items	(214)	1,552	141	1,479	384	—	—	384
Balance at 31 December 2021	25,529	24,423	1,537	51,489	4,429	—	—	4,429
Additions / disposals (net) due to change in the scope of consolidation	14	89	—	103	1	—	—	1
Additions / disposals (net)	604	(822)	(64)	(282)	109A	—	—	109
Transfers, exchange differences and other items	423	1,476	107	2,006	153	—	—	153
Balance at 31 December 2022	26,570	25,166	1,580	53,316	4,692	—	—	4,692

Accumulated depreciation
Balances at 1 January 2020	(11,974)	(5,210)	(144)	(17,328)	(765)	—	—	(765)
Disposals due to change in the scope of consolidation	(40)	—	—	(40)	(3)	—	—	(3)
Disposals	527	2,387	11	2,925	167	—	—	167
Charge for the year	(1,906)	—	(8)	(1,914)	(706)	—	—	(706)
Transfers, exchange differences and other items	1,850	(2,762)	8	(904)	90	—	—	90
Balance at 31 December 2020	(11,543)	(5,585)	(133)	(17,261)	(1,217)	—	—	(1,217)
Disposals due to change in the scope of consolidation	(1)	40	—	39	—	—	—	—
Disposals	733	3,390	3	4,126	44	—	—	44
Charge for the year	(1,733)	—	(10)	(1,743)	(612)	—	—	(612)
Transfers, exchange differences and other items	529	(3,083)	(9)	(2,563)	(4)	—	—	(4)
Balance at 31 December 2021	(12,015)	(5,238)	(149)	(17,402)	(1,789)	—	—	(1,789)
Disposals due to change in the scope of consolidation	(7)	(30)	4	(33)	—	—	—	—
Disposals	1,065	2,882	16	3,963	164	—	—	164
Charge for the year	(1,821)	—	(13)	(1,834)	(636)	—	—	(636)
Transfers, exchange differences and other items	(114)	(3,192)	(30)	(3,336)	(4)	—	—	(4)
Balance at 31 December 2022	(12,892)	(5,578)	(172)	(18,642)	(2,265)	—	—	(2,265)
A. Includes contract extensions on operating leases and repurchases.

EUR million
	Tangible assets				Of which: For leasing
	For own use	Leased out under an operating lease	Investment property	Total	For own use	Leased out under an operating lease	Investment property	Total
Impairment losses
Balances at 1 January 2020	(93)	(23)	(333)	(449)	—	—	—	—
Impairment charge for the year	(104)	(70)	(11)	(185)	(4)	—	—	(4)
Releases	4	2	5	11	1	—	—	1
Disposals due to change in the scope of consolidation	—	—	—	—	—	—	—	—
Disposals	20	—	3	23	—	—	—	—
Exchange differences and other	33	31	(28)	36	(6)	—	—	(6)
Balance at 31 December 2020	(140)	(60)	(364)	(564)	(9)	—	—	(9)
Impairment charge for the year	(144)	(17)	(8)	(169)	(13)	—	—	(13)
Releases	10	4	5	19	1	—	—	1
Disposals due to change in the scope of consolidation	—	—	—	—	—	—	—	—
Disposals	61	—	3	64	7	—	—	7
Exchange differences and other	(42)	(29)	(44)	(115)	(1)	—	—	(1)
Balance at 31 December 2021	(255)	(102)	(408)	(765)	(15)	—	—	(15)
Impairment charge for the year	(95)	(33)	(29)	(157)	(2)	—	—	(2)
Releases	12	1	4	17	1	—	—	1
Disposals due to change in the scope of consolidation	—	—	—	—	—	—	—	—
Disposals	34	76	9	119	13			13
Exchange differences and other	115	25	45	185	(11)	—	—	(11)
Balance at 31 December 2022	(189)	(33)	(379)	(601)	(14)	—	—	(14)

Tangible assets, net
Balances at 31 December 2020	13,213	18,559	963	32,735	2,722	—	—	2,722
Balances at 31 December 2021	13,259	19,083	979	33,321	2,625	—	—	2,625
Balances at 31 December 2022	13,489	19,555	1,029	34,073	2,413	0	0	2,413
b) Tangible assets - For own use
The detail, by class of asset, of 'Property, plant and equipment' which is owned by the Group in the consolidated balance sheets is as follows:

EUR million
	Tangible assets for own use				Of which: for leasing
	Cost	Accumulated depreciation	Impairment losses	Carrying amount
Land and buildings	13,081	(3,215)	(133)	9,733	2,716
IT equipment and fixtures	5,562	(4,416)	—	1,146	1
Furniture and vehicles	6,085	(3,854)	—	2,231	5
Construction in progress and other items	168	(58)	(7)	103	—
Balances at 31 December 2020	24,896	(11,543)	(140)	13,213	2,722

Land and buildings	13,855	(3,675)	(240)	9,940	2,570
IT equipment and fixtures	5,543	(4,335)	—	1,208	42
Furniture and vehicles	5,982	(3,954)	—	2,028	12
Construction in progress and other items	149	(51)	(15)	83	—
Balances at 31 December 2021	25,529	(12,015)	(255)	13,259	2,625

Land and buildings	14,623	(4,467)	(175)	9,981	2,349
IT equipment and fixtures	5,285	(3,984)	—	1,301	53
Furniture and vehicles	6,445	(4,389)	—	2,056	11
Construction in progress and other items	217	(52)	(14)	151	—
Balances at 31 December 2022	26,570	(12,892)	(189)	13,489	2,413
The carrying amount at 31 December 2022 in the foregoing table includes the following approximate amounts EUR 7,083 million (EUR 6,753 million at 31 December 2021 and EUR 6,299 million at 31 December 2020) relating to property, plant and equipment owned by group entities and branches located abroad.
c) Tangible assets - Leased out under an operating lease
Grupo Santander has assets leased out under operating leases where the company is the lessor and do not meet the accounting requirements to be classified as finance leases. The net cost of these leases is recorded as an asset and depreciated on a straight-line basis over the contractual term of the lease to the expected residual value.
The expected residual value and, consequently, the monthly depreciation expense may change during the term of the lease. The Group estimates expected residual values using independent data sources and internal statistical models. It also assesses the estimate of the residual value of these leases and adjusts the depreciation rate in line with the change in the expected value of the asset at the end of the lease.
Grupo Santander periodically assesses its investment in operating leases for impairment in certain circumstances, such as a systemic and material decrease in the values of used vehicles. If assets leased out under operating leases are deemed to be impaired, impairment is measured as the amount by which the carrying amount of the assets exceeds the fair value as estimated by discounted cash flows.
Of the EUR 19,555 million that the Group had assigned to operating leases at 31 December 2022 (EUR 19,083 million and EUR 18,559 million at 31 December 2021 and 2020, respectively), EUR 13,389 million (EUR 13,630 million and EUR 13,473 million at 31 December 2021 and 2020, respectively) relate to vehicles of Santander US Auto's business. The variable lease payments of various items of this entity are not significant.
In addition, the maturity analysis of the undiscounted payments for assets leased out under operating leases from Santander US Auto is as follows:

EUR million
2022
Maturity Analysis
2023	2,811
2024	5,243
2025	4,762
2026	1,171
d) Tangible assets - Investment property
The fair value of investment property at 31 December 2022, 2021, 2020 amounted to EUR 1,153, 1,088 and 1,055 million, respectively. A comparison of the fair value of investment property at 31 December 2022, 2021 and 2020 with the net book value shows gross unrealised gains of EUR 124, 109 and 92 million, respectively, attributed completely to the group.
The rental income earned from investment property and the direct costs related both to investment properties that generated rental income in 2022, 2021 and 2020 and to investment properties that did not generate rental income in those years are not material in the context of the consolidated financial statements.